Other Reserves	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Other Reserves

22 OTHER RESERVES

Other reserves attributable to Royal Dutch Shell plc shareholders						$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve		Accumulated other comprehensive income	Total
At January 1, 2018 (as previously reported)	37,298	154	84	1,440		(22,044)	16,932
Impact of IFRS 9 implementation	—	—	—	—		(138)	(138)
At January 1, 2018 (as revised)	37,298	154	84	1,440		(22,182)	16,794
Other comprehensive income attributable to Royal Dutch Shell plc shareholders	—	—	—	—		1,123	1,123
Transfer from other comprehensive income	—	—	—	—		(971)	(971)
Repurchase of shares	—	—	11	—		—	11
Share-based compensation	—	—	—	(342)	[A] [B]	—	(342)
At December 31, 2018	37,298	154	95	1,098		(22,030)	16,615
At January 1, 2017	37,311	154	84	1,644		(27,895)	11,298
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—		5,851	5,851
Scrip dividends	(13)	—	—	—		—	(13)
Share-based compensation	—	—	—	(204)		—	(204)
At December 31, 2017	37,298	154	84	1,440		(22,044)	16,932
At January 1, 2016	3,398	154	84	1,658		(22,480)	(17,186)
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—		(5,949)	(5,949)
Scrip dividends	(17)	—	—	—		—	(17)
Shares issued	33,930	—	—	—		—	33,930
Share-based compensation	—	—	—	(14)		534	520
At December 31, 2016	37,311	154	84	1,644		(27,895)	11,298

[A] Includes a reclassification of $503 million between the Share plan reserve and Retained earnings, which relates to the unwinding of expired share options.

[B] The amendments to IFRS 2 Share-based payment became effective January 1, 2018. Following adoption of the amendments, components of share-based payments (related to tax) that were previously classified as cash-settled are now classified as equity-settled. This resulted in an increase of $172 million in the share plan reserve and a net increase of $125 million in retained earnings.

The merger reserve and share premium reserve were established as a consequence of the Company becoming the single parent company of Royal Dutch Petroleum Company and The “Shell” Transport and Trading Company, p.l.c., now The Shell Transport and Trading Company Limited, in 2005. The increase in the merger reserve in 2016 in respect of the shares issued represents the difference between the fair value and the nominal value of the shares issued for the acquisition of BG. The capital redemption reserve was established in connection with repurchases of shares of the Company. The share plan reserve is in respect of equity-settled share-based compensation plans (see Note 21). The movement represents the net of the charge for the year and the release as a result of vested awards and is after deduction of tax of $71 million in 2018 (2017: $11 million; 2016: $nil).

Accumulated other comprehensive income comprises the following:

Accumulated other comprehensive income attributable to Royal Dutch Shell plc shareholders										$ million
	Currency translation differences		Unrealised gains/(losses) on securities	Debt instruments remeasurements	Cash flow hedging gains/(losses)		Deferred cost of hedging	Retirement benefits remeasurements	Equity instrument remeasurements	Total
At January 1, 2018 (as previously reported)	(8,735)		1,969	—	(633)		—	(14,645)	—	(22,044)
Impact of IFRS 9 implementation	—		(1,969)	(6)	6		(144)	—	1,975	(138)
At January 1, 2018 (as revised)	(8,735)		—	(6)	(627)		(144)	(14,645)	1,975	(22,182)
Recognised in other comprehensive income	(3,794)		—	(15)	50		(362)	5,213	(147)	945
Reclassified to income	651		—	—	722		95	—	—	1,468
Reclassified to the balance sheet	—		—	—	(30)		—	—	—	(30)
Reclassified to retained earnings	—		—	—	—		—	137	(1,108)	(971)
Tax on amounts recognised/reclassified	(29)		—	—	(12)		58	(1,625)	(6)	(1,614)
Total, net of tax	(3,172)		—	(15)	730		(209)	3,725	(1,261)	(202)
Share of joint ventures and associates	(25)		—	—	14		—	1	193	183
Other comprehensive income/(loss) for the period	(3,197)		—	(15)	744		(209)	3,726	(1,068)	(19)
Less: non-controlling interest	185		—	—	—		—	(13)	(1)	171
Attributable to Royal Dutch Shell plc shareholders	(3,012)		—	(15)	744		(209)	3,713	(1,069)	152
At December 31, 2018	(11,747)		—	(21)	117	[B]	(353)	(10,932)	906	(22,030)
At January 1, 2017	(13,831)		1,321		(144)			(15,241)		(27,895)
Recognised in other comprehensive income	4,513		796		(467)			1,467		6,309
Reclassified to income	610		(211)		(87)			—		312
Reclassified to the balance sheet	—		—		(18)			—		(18)
Tax on amounts recognised/reclassified	33		8		20			(863)		(802)
Total, net of tax	5,156		593		(552)			604		5,801
Share of joint ventures and associates	53		55		63			(1)		170
Other comprehensive loss for the period	5,209		648		(489)			603		5,971
Less: non-controlling interest	(113)		—		—			(7)		(120)
Attributable to Royal Dutch Shell plc shareholders	5,096		648		(489)			596		5,851
At December 31, 2017	(8,735)		1,969		(633)	[B]		(14,645)		(22,044)
At January 1, 2016	(12,940)		1,409		473			(11,422)		(22,480)
Recognised in other comprehensive income	(1,023)	[A]	(204)		(727)			(4,816)		(6,770)
Reclassified to income	(277)		1		(939)			—		(1,215)
Reclassified to the balance sheet	—		—		1,044	[C]		—		1,044
Tax on amounts recognised/reclassified	(21)		(11)		5			999		972
Total, net of tax	(1,321)		(214)		(617)			(3,817)		(5,969)
Share of joint ventures and associates	(154)		126		—			—		(28)
Other comprehensive income/(loss) for the period	(1,475)		(88)		(617)			(3,817)		(5,997)
Less: non-controlling interest	50		—		—			(2)		48
Attributable to Royal Dutch Shell plc shareholders	(1,425)		(88)		(617)			(3,819)		(5,949)
Reclassification in respect of shares held in trust	534		—		—			—		534
At December 31, 2016	(13,831)		1,321		(144)			(15,241)		(27,895)

[A] Includes losses of $2,024 million arising on net investment hedges.

[B] See Note 19.

[C] Mainly relating to the acquisition of BG.